                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    Oppenheimer Rochester Ohio Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
Municipal Bonds and Notes--119.0%
Ohio--93.9%
$   830,000   Adams County, OH Valley Local School
              District(1)                                        5.250%    12/01/2021   $    830,141
     20,000   Akron, OH Bath Copley Joint Township Hospital
              District (Summa Health System)(1)                  5.375     11/15/2018         20,008
  1,275,000   Akron, OH Waterworks(1)                            5.625     12/01/2020      1,275,803
  1,000,000   American Municipal Power, OH (Prairie State
              Energy Campus)(1)                                  5.750     02/15/2039      1,030,650
     35,000   Ashland County, OH Health Care Facilities
              (Good Shepherd Home for the Aged)(1)               6.050     12/15/2019         32,019
      5,000   Athens County, OH Community Mental Health
              (Kevin Coleman Foundation/Mahoning County
              Chemical Obligated Group)(1)                       6.000     03/01/2013          5,034
    100,000   Blue Ash, OH Tax Increment Financing (Duke
              Realty)(1)                                         5.000     12/01/2035         76,185
    750,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
              Green State University)(1)                         5.750     06/01/2031        690,030
    500,000   Bowling Green, OH Student Hsg. (CFP I-Bowling
              Green State University)(1)                         6.000     06/01/2045        458,115
  4,745,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                5.875     06/01/2047      3,108,117
 10,945,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)(1)                                6.000     06/01/2042      7,475,763
 53,300,000   Buckeye, OH Tobacco Settlement Financing
              Authority (TASC)                                   7.501(2)  06/01/2052        689,169
    500,000   Butler County, OH Hospital Facilities (UC
              Health)(1)                                         5.500     11/01/2040        450,140
     25,000   Cambridge, OH Multifamily Hsg. (Cambridge
              Heights)(1)                                        6.150     01/20/2050         25,875
  1,980,000   Centerville, OH Health Care (Bethany Lutheran
              Village)(1)                                        5.750     11/01/2022      1,867,081
    155,000   Cleveland, OH Airport (Continental Airlines)(1)    5.375     09/15/2027        130,267
    240,000   Cleveland, OH Airport (Continental Airlines)(1)    5.700     12/01/2019        223,915
    395,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
              (Ambleside Apartments)(1)                          7.000     06/01/2018        394,984
    865,000   Cleveland-Cuyahoga County, OH Port Authority(1)    5.375     05/15/2019        828,549
    160,000   Cleveland-Cuyahoga County, OH Port Authority
              (Cleveland Bottle Supply)(1)                       6.500     11/15/2021        155,560
    975,000   Cleveland-Cuyahoga County, OH Port Authority
              (Fairmount Montessori Association)(1)              5.125     05/15/2025        820,833
    235,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                5.750     05/15/2020        215,716
    390,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                5.800     05/15/2027        341,855
  1,055,000   Cleveland-Cuyahoga County, OH Port Authority
              (Port Cleveland)(1)                                6.200     05/15/2022      1,017,031
  1,225,000   Columbus-Franklin County, OH Finance Authority
              (Central Ohio Regional Bond Fund)(1)               6.500     11/15/2039      1,144,505
  1,095,000   Columbus-Franklin County, OH Finance
              Authority, Series A(1)                             6.000     05/15/2035        981,777


                  1 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$    70,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)              6.700%    08/15/2028   $     62,549
     25,000   Cuyahoga County, OH Health Care Facilities
              (Senior Living Bet Moshev Zekenim)(1)              6.800     02/15/2035         22,073
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125     02/15/2013         35,086
     25,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125     02/15/2015         25,046
     10,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125     02/15/2016         10,016
     35,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.125     02/15/2017         35,047
    150,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.250     02/15/2019        150,132
     10,000   Cuyahoga County, OH Hospital (Metro Health
              System)(1)                                         5.375     02/15/2012         10,027
     10,000   Cuyahoga County, OH Hospital (W.O. Walker
              Center)(1)                                         5.000     01/01/2023          9,336
  1,995,000   Cuyahoga County, OH Hospital Facilities
              (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)    7.500     01/01/2030      2,010,661
    425,000   Dayton, OH Airport (James M. Cox)(1)               5.250     12/01/2023        421,834
     20,000   Dayton, OH Airport (James M. Cox)(1)               5.350     12/01/2032         18,563
    130,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                        5.500     08/15/2022        131,183
     35,000   Erie County, OH Hospital Facilities (Firelands
              Regional Medical Center)(1)                        5.625     08/15/2032         33,419
     10,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                5.250     08/15/2018          8,833
     55,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                5.375     08/15/2028         42,686
     15,000   Franklin County, OH Health Care Facilities
              (Friendship Village of Columbus)(1)                5.375     08/15/2028         11,642
    510,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)            5.500     07/01/2011        511,127
     25,000   Franklin County, OH Health Care Facilities
              (Ohio Presbyterian Retirement Services)(1)         5.500     07/01/2017         25,014
    360,000   Franklin County, OH Mtg. (Villas at St.
              Therese)(1)                                        5.500     07/01/2021        359,964
     40,000   Franklin County, OH Multifamily Hsg. (Country
              Ridge Apartments)(1)                               6.000     10/20/2038         40,001
     25,000   Franklin County, OH Multifamily Hsg. (Hamilton
              Creek)(1)                                          5.550     07/01/2024         25,007
     15,000   Franklin County, OH Multifamily Hsg. (Hamilton
              Creek)(1)                                          5.800     07/01/2014         15,018
     65,000   Franklin County, OH Revenue (New Lincoln
              Lodge)(1)                                          6.850     02/01/2035         67,305
    225,000   Glenwillow Village, OH GO(1)                       5.875     12/01/2024        230,461
  3,500,000   Greene County, OH (Greene Town Center)(1)          8.000     12/01/2034      3,519,495
    182,500   Greene County, OH Economic Devel. (YMCA)(1)        6.000     12/01/2023        133,564
    750,000   Greene County, OH Hospital Facility (Kettering
              Health Network)(1)                                 5.375     04/01/2034        730,995


                  2 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$    20,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.000%    09/01/2024  $      13,887
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.100     09/01/2035         32,583
     55,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.375     09/01/2022         41,789
     35,000   Greene County, OH University Hsg. (Central
              State University)(1)                               5.625     09/01/2032         23,071
  2,500,000   Grove City, OH Tax Increment Financing(1)          5.375     12/01/2031      1,908,875
     49,000   Heath City, OH School District(1)                  6.375     12/01/2027         49,236
  5,000,000   Hickory Chase, OH Community Authority
              Infrastructure Improvement(1)                      7.000     12/01/2038      3,269,250
     60,000   Highland Heights, OH GO(1)                         5.700     12/01/2020         60,119
  1,775,000   Jeffrey Place, OH New Community Authority
              (Jeffrey Place Redevel.)(1)                        5.000     12/01/2032      1,091,199
     10,000   Kettering, OH (Marshall Road Improvement)(1)       6.450     12/01/2012         10,048
    500,000   Lake County, OH Hospital Facilities (Lake
              Hospital System)(1)                                6.000     08/15/2043        503,300
     15,000   Lake County, OH Sewer District Improvements        6.250     12/01/2014         15,068
     90,000   Lakewood, OH GO                                    5.125     12/01/2017         90,324
     80,000   Lorain County, OH Elderly Hsg. Corp. (Harr
              Plaza)(1)                                          6.375     07/15/2019         78,887
     10,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)(1)                             5.250     02/01/2021          9,770
     10,000   Lorain County, OH Health Care Facilities
              (Kendal at Oberlin)                                5.375     02/01/2012         10,018
     10,000   Lorain County, OH Hospital (Catholic
              Healthcare Partners)(1)                            5.375     10/01/2030          9,981
    500,000   Lorain County, OH Multifamily Hsg. (Kensington
              Square)(1)                                         5.800     07/20/2050        511,225
    200,000   Lorain County, OH Port Authority (Alumalloy
              LLC)(1)                                            6.000     11/15/2025        142,580
     15,000   Lorain, OH GO(1)                                   5.650     12/01/2015         15,299
     20,000   Lorain, OH Water System(1)                         5.200     04/01/2016         20,060
    750,000   Lucas County, OH Health Care Facilities
              (LHS/LOOFHSANO/LOOFHSAWC Obligated Group)(1)       7.000     11/01/2045        744,090
    100,000   Lucas County, OH Health Care Facilities
              (Sunset Retirement Communities)(1)                 6.550     08/15/2024        100,262
     50,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)            5.375     11/15/2023         50,143
     50,000   Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica Continuing
              Care Services Corp. Obligated Group)(1)            5.625     11/15/2018         50,313
    170,000   Marblehead, OH GO (Island View Waterline)(1)       5.250     12/01/2026        169,266
     40,000   Meigs County, OH Industrial Devel. Revenue
              (Meigs Convalescent)(1)                            8.250     12/01/2016         40,158
    260,000   Middleburg Heights, OH Hospital (Southwest
              General Health Center)(1)                          5.625     08/15/2015        260,803


                  3 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$    50,000   Middleburg Heights, OH Hospital (Southwest
              General Health Center/Southwest Community
              Health System Obligated Group)(1)                  5.625%    08/15/2015   $     50,155
     35,000   Middleburg Heights, OH Hospital (SWGHC/SWCHS
              Obligated Group)(1)                                5.750     08/15/2021         35,043
     50,000   Montgomery County, OH (Catholic Health
              Initiative)(1)                                     6.000     12/01/2019         50,433
    550,000   Montgomery County, OH (Miami Valley
              Hospital)(1)                                       6.250     11/15/2033        567,859
    750,000   Montgomery County, OH (Vindalia Butler City
              School District)(1)                                5.000     12/01/2038        766,643
     45,000   Montgomery County, OH Multifamily Hsg.
              (Creekside Villas)                                 5.950     09/01/2019         45,044
     25,000   Montgomery County, OH Sewer (Greater
              Moraine-Beaver Creek)(1)                           5.600     09/01/2011         25,172
    235,000   Muskingum County, OH Hospital Facilities
              (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
              Obligated Group)(1)                                5.400     12/01/2016        235,221
     95,000   Muskingum County, OH Hospital Facilities
              (FSCCHM)(1)                                        5.375     02/15/2012         95,226
    325,000   New Carlisle, OH (Twin Creek)(1)                   6.125     11/01/2026        330,616
    405,000   Newcomerstown, OH Exempted Village School
              District(1)                                        6.250     12/01/2023        413,303
     30,000   North Canton, OH Health Care Facilities
              (Waterford at St. Luke)(1)                         5.800     11/15/2028         24,092
    750,000   OH Air Quality Devel. Authority (Buckeye
              Power)(1)                                          6.000     12/01/2040        746,340
    500,000   OH Air Quality Devel. Authority (Columbus
              Southern Power)(1)                                 5.800     12/01/2038        506,344
    645,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                        8.500     02/01/2020        451,481
     50,000   OH Air Quality Devel. Authority (Fostoria
              Ethanol)(1)                                       10.000     02/01/2020         40,212
    660,000   OH Air Quality Devel. Authority (Marion
              Ethanol)(1)                                        8.500     02/01/2020        461,980
    500,000   OH Air Quality Devel. Authority (Ohio Valley
              Electric Corp.)(1)                                 5.625     10/01/2019        515,805
    150,000   OH Economic Devel. (Astro Instrumentation)(1)      5.450     06/01/2022        151,883
     15,000   OH Economic Devel. (Ohio Enterprise Bond
              Fund)(1)                                           5.150     12/01/2017         15,543
     35,000   OH Environmental Facilities (Ford Motor
              Company)(1)                                        5.950     09/01/2029         31,877
    165,000   OH Greater Cincinnati Elderly Hsg. Finance
              Corp. (Cambridge Apartments)(1)                    6.600     08/01/2025        165,180
    185,000   OH HFA(1)                                          5.250     09/01/2030        178,414
    970,000   OH HFA(1)                                          5.400     09/01/2033        975,966
    725,000   OH HFA (Palmer Gardens)(1)                         5.400     03/20/2038        698,922
     55,000   OH HFA (Residential Mtg.)(1)                       5.900     09/01/2023         58,048
     90,000   OH HFA (Residential Mtg.)(1)                       6.125     09/01/2028         95,528
    205,000   OH HFA (Residential Mtg.)(1)                       6.200     09/01/2033        209,371
  1,000,000   OH Higher Education Facility Commission
              (Ashland University)(1)                            6.250     09/01/2024        988,150
    500,000   OH Higher Education Facility Commission (Mount
              Union College)(1)                                  5.125     10/01/2035        500,910


                  4 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$ 1,000,000   OH Higher Education Facility Commission (Summa
              Health System)(1)                                  5.750%    11/15/2040   $    949,450
    100,000   OH Higher Education Facility Commission
              (Xavier University)(1)                             5.000     05/01/2040         93,858
    500,000   OH Hospital Facility (Cleveland Clinic
              Foundation/Cleveland Clinic Health System-East
              Region Obligated Group)(1)                         5.500     01/01/2034        513,665
    850,000   OH Port Authority of Columbiana Solid Waste
              (A&L Salvage)(3,4)                                14.500     07/01/2028             --
    100,000   OH Port Authority of Columbiana Solid Waste
              (Liberty Waste Transportation)(1)                  7.125     08/01/2025         82,648
  2,000,000   OH River South Authority (Lazarus Building
              Redevel)(1)                                        5.750     12/01/2027      1,773,240
     60,000   OH Sewage & Solid Waste Disposal (Anheuser
              Busch)(1)                                          6.000     07/01/2035         60,008
    950,000   OH Solid Waste Disposal (USG Corp.)(1)             5.650     03/01/2033        763,981
    215,000   OH Solid Waste Disposal (USG Corp.)(1)             6.050     08/01/2034        182,408
    125,000   OH State Turnpike Commission(1)                    5.000     02/15/2031        122,891
    232,497   OH Western Reserve Port Authority Solid Waste
              Facility (Central Waste)(3)                        6.350     07/01/2027         42,431
    500,000   Orange Village, OH GO(1)                           5.500     12/01/2027        486,565
    390,000   Orange Village, OH GO (Chagrin)(1)                 5.250     12/01/2024        383,522
     50,000   Pike County, OH Hospital Facilities (Pike
              Health Services)                                   6.750     07/01/2017         49,974
    225,000   Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking Infrastructure)          6.400     02/15/2034        134,060
     40,000   Portage County, OH Hospital (Robinson Memorial
              Hospital)(1)                                       5.500     11/15/2014         40,258
     45,000   Portage County, OH Hospital (Robinson
              MemorialHospital)(1)                               5.750     11/15/2019         45,239
     10,000   Ravenna, OH GO                                     6.300     02/01/2013         10,036
     20,000   Richland County, OH GO(1)                          5.400     12/01/2015         20,076
    135,000   Richland County, OH Hospital Facilities
              (Medcentral Health System)(1)                      6.375     11/15/2022        136,484
    175,000   Ross County, OH Hospital (Adena Health
              System)(1)                                         5.750     12/01/2028        176,650
     20,000   Seven Hills, OH GO(1)                              6.250     12/01/2020         20,428
      5,000   Sheffield, OH GO(1)                                7.250     12/01/2011          5,012
      5,000   Springboro, OH Special Assessment(1)               6.250     12/01/2014          5,113
     15,000   Springboro, OH Special Assessment (Pioneer
              Blvd.)(1)                                          6.350     12/01/2014         15,040
    450,000   Struthers, OH City School District(1)              5.500     12/01/2022        453,623
    940,000   Summit County, OH Port Authority(1)                6.500     05/15/2039        716,318
  1,000,000   Summit County, OH Port Authority (Cleveland
              Flats-East)(1)                                     6.875     05/15/2040      1,004,220
    525,000   Summit County, OH Port Authority (Twinsburg
              Township)(1)                                       5.125     05/15/2025        444,029
     50,000   Toledo, OH GO(1)                                   6.350     12/01/2025         50,036
    270,000   Toledo-Lucas County, OH Port Authority(1)          5.500     05/15/2020        220,244


                  5 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$ 2,680,000   Toledo-Lucas County, OH Port Authority
              (Crocker Park)(1)                                  5.375%    12/01/2035   $  2,185,888
  1,050,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                5.125     11/15/2025        839,885
    200,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                5.400     05/15/2019        176,660
    940,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                6.000     11/15/2027        839,147
     70,000   Toledo-Lucas County, OH Port Authority
              (Northwest Ohio)(1)                                6.375     11/15/2032         65,264
    695,000   Toledo-Lucas County, OH Port Authority (Town
              Square at Levis Commons)(1)                        5.400     11/01/2036        532,905
  1,500,000   Warren County, OH Port Authority (Corridor 75
              Park)(1)                                           7.500     12/01/2034      1,332,210
     10,000   Warren, OH Waterworks(1)                           5.000     11/01/2022         10,005
    255,000   Washington County, OH Hospital
              (MAHC/MAHealth/MMHospital/MMHF Obligated
              Group)(1)                                          5.375     09/01/2018        255,291
                                                                                        ------------
                                                                                          66,976,333
                                                                                        ------------
U.S. Possessions--25.1%
    500,000   Guam GO(1)                                         6.750     11/15/2029        536,120
    750,000   Guam GO(1)                                         7.000     11/15/2039        813,503
    250,000   Northern Mariana Islands Commonwealth, Series
              A(1)                                               5.000     06/01/2030        200,270
  1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044      1,003,590
    750,000   Puerto Rico Commonwealth GO(1)                     6.500     07/01/2037        804,060
     45,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2026         44,906
    135,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2027        133,970
    225,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2028        222,716
     80,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2029         77,968
     80,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2030         77,440
     90,000   Puerto Rico Electric Power Authority, Series
              AAA(1)                                             5.250     07/01/2031         86,506
     15,000   Puerto Rico HFC(1)                                 5.100     12/01/2018         15,224
     90,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025         81,992
    180,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       5.600     10/01/2014        177,892
  1,015,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.250     10/01/2024        969,427
  2,120,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500     10/01/2037      1,933,016
    580,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                                     5.375     02/01/2019        580,046
     15,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)    6.250     07/01/2016         15,055
     75,000   Puerto Rico ITEMECF (San Lucas & Cristo
              Redentor Hospitals)(1)                             5.750     06/01/2029         59,985
  2,085,000   Puerto Rico Port Authority (American
              Airlines), Series A                                6.250     06/01/2026      1,806,256
     15,000   Puerto Rico Public Buildings Authority(1)          5.125     07/01/2024         14,386
  2,165,000   Puerto Rico Public Buildings Authority(1)          6.750     07/01/2036      2,305,985
    500,000   Puerto Rico Public Buildings Authority(1)          7.000     07/01/2021        550,940
    250,000   Puerto Rico Public Buildings Authority(1)          7.000     07/01/2025        270,235
    525,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                               5.750     08/01/2037        530,282


                  6 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
   Amount                                                       Coupon      Maturity        Value
-----------                                                     ------     ----------   ------------
$ 1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              A(1)                                               6.500%    08/01/2044   $  1,083,280
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               0.000(5)  08/01/2032        789,540
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               5.750     08/01/2057        517,210
    500,000   Puerto Rico Sales Tax Financing Corp., Series
              C(1)                                               6.000     08/01/2042        511,065
     15,000   University of V.I., Series A(1)                    6.000     12/01/2019         15,032
  1,000,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       4.700     07/01/2022        873,750
    335,000   V.I. Public Finance Authority (Hovensa
              Refinery)(1)                                       6.125     07/01/2022        331,871
     50,000   V.I. Water & Power Authority(1)                    5.300     07/01/2021         48,055
    500,000   V.I. Water & Power Authority, Series A(1)          5.000     07/01/2031        459,130
                                                                                        ------------
                                                                                          17,940,703
Total Investments, at Value (Cost $95,165,615)-119.0%                                     84,917,036
Liabilities in Excess of Other Assets-(19.0)                                             (13,580,835)
                                                                                        ------------
Net Assets-100.0%                                                                       $ 71,336,201
                                                                                        ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Issue is in default. See accompanying Notes.

(4.) Non-income producing security.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS       INPUTS        VALUE
                            -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Ohio                          $--           $66,976,333           $--       $66,976,333
   U.S. Possessions               --            17,940,703            --        17,940,703
                                 ---           -----------           ---       -----------
Total Assets                     $--           $84,917,036           $--       $84,917,036
                                 ---           -----------           ---       -----------


                  7 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCC        Bethesda Company Care, Inc.
BCG        Bethesda Care Givers
BHA        Bethesda Hospital Assoc.
BHC        Bethesda Home Care
CSAHS      The Sisters of Charity of St. Augustine Health System
FSCCHM     Franciscan Sisters of Christian Charity Healthcare Ministry.
GO         General Obligation
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LHS        Lutheran Homes Society
LOOFHSANO  Lutheran Orphans & Old Folks Home Society at Napolean Ohio
LOOFHSAWC  Lutheran Orphans & Old Folks Home Society at Wolf Creek
MAHC       Marietta Area Health Care
MAHealth   Marietta Area Health
MMHF       Marietta Memorial Hospital Foundation
MMHospital Marietta Memorial Hospital
PP         Professionals PRN, Inc.
SSNH       Sunny Slope Nursing Home
SWCHS      Southwest Community Health System
SWGHC      Southwest General Health Center
TASC       Tobacco Settlement Asset-Backed Bonds
UC         United Care
UHHS       University Hospitals Health System
V.I.       United States Virgin Islands
YMCA       Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                  8 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $1,204,341
Market Value                        $   42,431
Market Value as a % of Net Assets         0.06%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  9 | Oppenheimer Rochester Ohio Municipal Fund

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Federal tax cost of securities   $ 95,178,610
                                 ============
Gross unrealized appreciation    $    933,275
Gross unrealized depreciation     (11,194,849)
                                 ------------
Net unrealized depreciation      $(10,261,574)
                                 ============


                  10 | Oppenheimer Rochester Ohio Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 02/08/2011